UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                ------------------

Check here if Amendment [   ]; Amendment Number:  _________

This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Joseph Stilwell
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Address: 26 Broadway
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         23rd Floor
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         New York, NY 10004
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Form 13F File Number:  028-12231

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Joseph Stilwell
        ---------------
Title:
Phone:  212-269-5800
        ------------

Signature, Place, and Date of Signing:

    /s/ Joseph Stilwell        New York, NY         November 5, 2008
    -------------------    --------------------     ----------------
        [Signature]            [City, State]            [Date]

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Number 13F Information Table Entry Total: 52

Form 13F Information Table Value Total: $97,127,000

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form  13F  File  Number         Name
        -----------------------         ----
1       028-12466                       Stilwell  Value  LLC(1)
-       ---------                       -----------------------








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(1) Joseph Stilwell is the managing member of Stilwell Value LLC.  Stilwell
Value LLC is the general partner of Stilwell Associates, LP, Stilwell Value Partners I, LP, Stilwell Value Partners II, LP, Stilwell Value Partners III, LP, Stilwell Value Partners IV, LP, Stilwell Value Partners V, LP, and Stilwell Value Partners VI, LP (together, "the Value Funds"). Joseph Stilwell is also the general partner of Stilwell Partners LP ("SPLP" and, together with the Value Funds, the "Funds"). The securities reported in this Form 13F are held by one or more of the Funds. None of the Value Funds or SPLP individually maintains investment discretion over $100 million, but Stilwell Value LLC, by virtue of its general partnership interest in each of the Value Funds has such discretion.


COLUMN 1                          COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
                                                        Value     Shares           Put/  Investment   Other
NAME OF ISSUER                     Class     Cusip     in 000's   Prn Amt  Sh/Prn  Call  Discretion  Managers  Sole   Shared  None
--------------------------      ----------   -----     --------   ------  ------- -------- ----------  -----   ----   ------  ----
ABINGTON BANCORP INC                COM     00350L109      399     39,400    SH           DEFINED             39,400
ALLIANCE BANCORP INC                COM     018921106    1,995    234,750    SH           DEFINED       1    234,750
AMERICAN PHYSICIANS CAPITAL         COM     028884104    3,175     75,000    SH           DEFINED             75,000
AMERICAN PHYSICIANS CAPITAL INC     COM     028884104   36,361    858,976    SH           DEFINED       1    858,976
ATLANTIC COAST FEDERAL CORP         COM     048425102      135     17,393    SH           DEFINED             17,393
AUBURN BANCORP INC                  COM     050254101      103     10,000    SH           DEFINED             10,000
BANK MUTUAL CORP                    COM     063750103      227     20,000    SH           DEFINED             20,000
BCSB BANCORP INC                    COM     055367106      209     20,000    SH           DEFINED             20,000
BEACON FED BANCORP INC              COM     073582108      272     30,000    SH           DEFINED             30,000
BENEFICIAL MUTUAL BANCORP INC       COM     08173R104      309     24,460    SH           DEFINED             24,460
BENJAMIN FRANKLIN BANCORP INC       COM     082073107      175     15,000    SH           DEFINED             15,000
CENTRAL BANCORP INC/MA              COM     152418109      840     73,038    SH           DEFINED       1     73,038
CHICOPEE BANCORP INC                COM     168565109      262     20,000    SH           DEFINED             20,000
CLIFTON SAVINGS BANCORP INC         COM     18712Q103      126     10,480    SH           DEFINED             10,480
CMS BANCORP INC                     COM     12600U102      116     15,000    SH           DEFINED             15,000
DANVERS BANCORP INC                 COM     236442109      255     20,000    SH           DEFINED             20,000
DELANCO BANCORP INC                 COM     245534102       42     10,000    SH           DEFINED             10,000
EASTERN INS HLDGS INC               COM     276534104    1,351    100,000    SH           DEFINED            100,000
ESSA BANCORP INC                    COM     29667D104      487     35,000    SH           DEFINED             35,000
FIRST FINANCIAL NORTHWEST INC       COM     32022K102      258     25,000    SH           DEFINED             25,000
FIRST KEYSTONE FINANCIAL INC        COM     320655103      113     12,600    SH           DEFINED       1     12,600
FIRST PACTRUST BANCORP INC          COM     33589V101      128     10,000    SH           DEFINED             10,000


COLUMN 1                          COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
                                                        Value     Shares           Put/  Investment   Other
NAME OF ISSUER                     Class     Cusip     in 000's   Prn Amt  Sh/Prn  Call  Discretion  Managers  Sole   Shared  None
--------------------------      ----------   -----     --------   ------  ------- -------- ----------  -----   ----   ------  ----
FIRST PACTRUST BANCORP INC          COM     33589V101      992     80,000    SH           DEFINED        1    80,000
FOX CHASE BANCORP                   COM     35137P106      176     15,000    SH           DEFINED             15,000
GS FINANCIAL CORP                   COM     362274102      863     51,545    SH           DEFINED        1    51,545
HAMPDEN BANCORP INC                 COM     40867E107      195     20,000    SH           DEFINED             20,000
HEARTLAND BANCSHARES INC/IN         COM     42234A107      613     68,500    SH           DEFINED        1    68,500
HOME FED BANCORP INC/MD             COM     43710G105      320     25,100    SH           DEFINED             25,100
KINGSWAY FINANCIAL SERVICES INC.    COM     496904103    7,683  1,119,000    SH           DEFINED        1 1,119,000
LOUISIANA BANCORP INC               COM     54619P104      720     59,100    SH           DEFINED        1    59,100
MALVERN FEDERAL BANCORP INC         COM     561410101      201     20,000    SH           DEFINED             20,000
MALVERN FEDERAL BANCORP INC         COM     561410101    5,265    524,900    SH           DEFINED        1   524,900
MERIDIAN INTERSTATE BANCORP INC     COM     58964Q104      817     80,000    SH           DEFINED             80,000
MILLENNIUM BANKSHARES CORP          COM     60037B106    1,376    887,829    SH           DEFINED        1   887,829
MSB FINANCIAL CORP                  COM     55352P102    2,696    278,100    SH           DEFINED        1   278,100
MUTUALFIRST FINANCIAL INC           COM     62845B104       98     10,000    SH           DEFINED             10,000
MUTUALFIRST FINANCIAL INC           COM     62845B104      117     12,029    SH           DEFINED        1    12,029
NAUGATUCK VALLEY FINANCIAL CORP     COM     639067107      112     13,975    SH           DEFINED             13,975
NEWPORT BANCORP INC                 COM     651754103      180     15,000    SH           DEFINED             15,000
NORTH PENN BANCORP                  COM     661454207      220     28,420    SH           DEFINED             28,420
NORTHEAST COMMUNITY BANCORP INC     COM     664112109       80     10,000    SH           DEFINED             10,000
NORTHEAST COMMUNITY BANCORP MH      COM     664112109    8,966  1,120,800    SH           DEFINED        1 1,120,800
NORTHWEST BANCORP INC/PA            COM     667328108    1,049     38,091    SH           DEFINED             38,091
OSAGE BANCSHARES INC                COM     68764U106      928    100,000    SH           DEFINED            100,000
PRUDENTIAL BANCORP INC OF PA        COM     744319104   10,535  1,048,300    SH           DEFINED        1 1,048,300
PRUDENTIAL BANCORP INC/PA           COM     744319104      201     20,000    SH           DEFINED             20,000
ROMA FINANCIAL CORP                 COM     77581P109      738     50,000    SH           DEFINED             50,000
SOUND FINANCIAL INC                 COM     83607Y108      184     25,000    SH           DEFINED             25,000
TFS FINANCIAL CORP                  COM     87240R107      626     50,000    SH           DEFINED             50,000
WAYNE SAVINGS BANCSHARES INC        COM     94624Q101      219     25,000    SH           DEFINED             25,000
WILLIAM PENN BANCORP INC            COM     96925V101      344     25,000    SH           DEFINED             25,000
WILLIAM PENN BANCORP INC            COM     96925V101    3,275    238,212    SH           DEFINED        1   238,212